SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for doubtful accounts related to accounts receivable	¥ 6,009	¥ 1,200